FINANCIAL INSTRUMENTS - impact on pre-tax income (Details) - Commodity price risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments
Increase in revenue	$ 105,788	$ 34,392
Increase in fair value adjustments loss on financial instruments		(35,915)
Total	$ 105,788	$ (1,523)